Financial instruments - Schedule of Outstanding Interest Rate Derivatives (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
5.8700% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.87%
Derivative, notional amount	$ 539,114,000
Effective date	Aug. 31, 2017
Ending date	Nov. 28, 2025
5.8700% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 539,114,000
5.4200% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.42%
Derivative, notional amount	$ 362,437,000
Effective date	Sep. 06, 2007
Ending date	May 31, 2024
5.4200% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 362,437,000
5.6000% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	5.60%
Derivative, notional amount	$ 121,600,000
Effective date	Jun. 23, 2010
Ending date	Dec. 23, 2021
5.6000% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 121,600,000
3.2675% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	3.2675%
Derivative, notional amount	$ 69,882,000
Effective date	Sep. 08, 2015
Ending date	Sep. 08, 2020
3.2675% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 69,882,000
3.0900% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	3.09%
Derivative, notional amount	$ 68,443,000
Effective date	Jun. 05, 2015
Ending date	Jun. 05, 2020
3.0900% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 68,443,000
1.6000% [Member]
Derivative [Line Items]
Fixed per annum rate swapped for LIBOR	1.60%
Derivative, notional amount	$ 42,293,000
Effective date	Apr. 07, 2014
Ending date	Mar. 20, 2019
1.6000% [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 42,293,000